Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2019	£ 63,522	£ 1,299	£ 79,541	£ (339)	£ 20,620	£ (10)	£ 42,466	£ (80,055)
Loss for the period	(3,966)							(3,966)
Other comprehensive income (expense) for the year	21					21
Total comprehensive loss for the period	(3,945)					21		(3,966)
Share-based payments	856				856
Ending balance at Mar. 31, 2020	60,433	1,299	79,541	(339)	21,476	11	42,466	(84,021)
Beginning balance at Dec. 31, 2020	99,230	2,047	140,890	(339)	24,782	(22)	42,466	(110,594)
Loss for the period	(9,761)							(9,761)
Other comprehensive income (expense) for the year	(3)					(3)
Total comprehensive loss for the period	(9,764)					(3)		(9,761)
Share-based payments	1,795				1,795
Exercise of share options	198	39	159		(1,088)			1,088
Lapse of share options					(121)			121
Ending balance at Mar. 31, 2021	£ 91,459	£ 2,086	£ 141,049	£ (339)	£ 25,368	£ (25)	£ 42,466	£ (119,146)